SCHEDULE OF FEDERAL STATUTORY INCOME TAX RATE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Expected tax at 21%	21.00%	21.00%	21.00%	21.00%
Expected tax at 21%	$ 31,017	$ (15,299)	$ (5,211,000)
State and Local Taxes, Net of Federal Benefit	1.12%	(4.69%)	(0.02%)	2.62%
State and Local Taxes, Net of Federal Benefit	$ 1,658	$ 3,415	$ 5,000
federal effect of state tax in deferred	0.97%	(17.55%)
federal effect of state tax in deferred, amount	$ 1,427	$ 12,785
China - Foreign rate differential	0.00%	(4.88%)	0.00%	0.26%
China - Foreign rate differential		$ 3,553	$ 0.00
R&D Tax Credits	0.00%	0.00%	0.01%	3.34%
R&D Tax Credits			$ (3,000)
Effect of Changes in Tax Laws or Rates Enacted in the Current Period	(19.82%)	(1.89%)	0.00%	0.00%
Changes in Valuation Allowance	$ (29,270)	$ 1,374	$ (153,000)
Credits generated in current year	0.80%	2.07%
Credits generated in current year, amount	$ (1,181)	$ (1,507)
FDII deduction	0.71%	0.00%	0.00%
FDII	$ (1,054)		$ (0.00)
FDII deduction	$ 1,054		$ 0.00
Changes in Valuation Allowance	0.00%	0.00%	0.61%	(27.06%)
Permanent differences, amount		$ 2
RTP	0.00%	0.00%
RTP, amount
Federal Tax - PY	0.00%	0.00%
Federal Tax - PY, amount
Other non-deductible expenses	0.00%	0.00%	0.00%	0.00%
Federal Penalties, amount
Impact of Annual ETR and Q4 loss impact	(0.34%)	0.00%	0.00%	0.00%
Impact of Annual ETR and Q4 loss impact	$ (499)		$ 0.00
Effective tax rate	1.42%	(5.93%)	0.02%	(0.71%)
Total provision for income taxes	$ 2,099	$ 4,323	$ 4,651	$ 7,824
Foreign Tax Effects:
Effect of Changes in Tax Laws or Rates Enacted in the Current Period			$ 0.00
Tax Credits
Change in Warrant Valuation			(21.62%)
Change in Warrant Valuation			$ 5,365,000
Nontaxable or Non-deductible items:
Penalties			0.00%	0.46%
Penalties			$ 2,000
Changes in Unrecognized Tax Benefits			$ 0.00
Changes in Unrecognized Tax Benefits			0.00%	0.00%